Xtrackers US National Critical Technologies ETF Average Annual Total Returns		12 Months Ended	26 Months Ended
	Sep. 25, 2026	Dec. 31, 2025	Dec. 31, 2025
Solactive Whitney U.S. Critical Technologies Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.87%	21.02%
MSCI World Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.09%	22.24%
Xtrackers US National Critical Technologies ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.38%	20.53%
Xtrackers US National Critical Technologies ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.17%	16.18%
Xtrackers US National Critical Technologies ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.91%	21.09%
Performance Inception Date	Nov. 16, 2023